Government Assistance (Details Narrative) - 3 months ended Mar. 31, 2021 - Canada Emergency Wage Subsidy [Member]	USD ($)	CAD ($)
Subsidy received	$ 21,704
CDN [Member]
Subsidy received		$ 27,534